Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of income tax expense are as follows for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Current federal income tax expense	$—	$—	$—
Current state income tax expense	—	—	—
Deferred federal income tax expense	12,887	9,761	1,385
Deferred state income tax expense	736	963	314
Total income tax expense	$13,623	$10,724	$1,699

The following is a reconciliation of income tax expense recorded on the Company's consolidated statements of income to the expected statutory federal corporate income tax rates for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013		2012		2011
	$	%	$	%	$	%
Statutory federal income tax expense	$12,677	35.0%	$9,733	35.0%	$1,371	34.0%
State income tax expense, net of federal tax benefit	662	1.8%	961	3.5%	301	7.0%
Non-deductible expenses	230	0.6%	30	0.1%	27	0.7%
Other	54	0.2%	—	—%	—	—%
Total income tax expense	$13,623	37.6%	$10,724	38.6%	$1,699	41.7%

The tax effects of significant temporary differences which gave rise to the Company's deferred tax assets and liabilities are as follows as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Deferred tax assets relating to:
Net operating loss carryforwards	$36,369	$5,839
Goodwill	406	—
Reserve for mortgage repurchases and indemnifications	1,783	735
Stock-based compensation	987	5
Stock warrants issued	594	—
Deferred rent and leasehold improvements	572	288
Vacation accrual and contributions	231	72
Total deferred tax assets	$40,942	$6,939
Deferred tax liabilities relating to:
MSRs	$64,161	$15,830
Property and equipment	2,270	851
Loans held for sale and related derivatives	2,004	4,257
Other intangible assets	886	382
Total deferred tax liabilities	$69,321	$21,320
Net deferred tax liabilities	$28,379	$14,381

As of December 31, 2013, the Company had federal and state net operating loss carryforwards of $94,973 and $64,241, respectively, available to offset future taxable income and expiring from 2027 to 2033. As of December 31, 2012, the Company had federal and state net operating loss carryforwards of $15,230 and $11,444, respectively. The increase in both the federal and state net operating loss carryforwards during the year ended December 31, 2013 was due primarily to increases in timing differences related to originated MSRs and derivative assets and liabilities (IRLCs and related forward MBS trades). Because the Company’s primary business activity consists of the origination and sale of mortgage loans with the retention of servicing rights, these sales typically result in the recognition of gains for book purposes. However, because the servicing retained by the Company constitutes normal servicing, as that term is defined in applicable income tax guidance of the Internal Revenue Code, these sales do not result in the recognition of a corresponding amount of taxable gain. Similarly, the Company’s IRLCs and related forward MBS trades are recorded as derivative financial instruments and changes in fair value are recorded for book purposes under GAAP. However, the IRLCs and forward MBS trades with respect to the IRLCs are not subject to mark-to-market adjustments for tax purposes.

The Company analyzed the impact of its October 10, 2013 initial public offering (as further described in Note 17, "Capital Stock") and determined that an ownership change under Section 382 of the Internal Revenue Code ("Section 382 ownership change") occurred. The Internal Revenue Service ("IRS") allows for the application of two approaches (the full value method and the hold constant principle) for valuing companies when identifying a Section 382 ownership change and requires that the taxpayers apply a consistent method from year to year.      As a result of the ownership change, the Company evaluated the impact to the net operating loss carryforward. Management calculated the resulting annual limitation on the utilization of the Company's net operating loss carryforwards and determined that it was more likely than not that the net operating loss carryforwards will be utilized prior to their expiration. Accordingly, no valuation allowance has been established at December 31, 2013.

The Company also analyzed the impact of its private equity offering that occurred on May 15, 2013 (as further described in Note 17, “Capital Stock”) and determined whether a Section 382 ownership change had occurred. The Company applied the full value method in its valuation and analysis of the Section 382 ownership change and, as a result, determined that a Section 382 ownership change did not occur.

As a result of a significant investment made by holders of Series D convertible preferred stock (as further described in Note 17, “Capital Stock”) on March 9, 2012, the Company experienced a Section 382 ownership change. Management performed an analysis of the resulting annual limitation on the utilization of the Company's net operating loss carryforwards and, based on that analysis, determined that it was more likely than not that these net operating loss carryforwards will be utilized prior to their expiration.  Accordingly, no valuation allowance has been established at December 31, 2013.